Notes to the consolidated statement of cash flows (Tables)	12 Months Ended
Jun. 30, 2023
Notes to the consolidated statement of cash flows
Summary of liabilities from financing activities

	Liabilities from financing activities
	Liabilities to
(in € thousands)	banks	Lease liabilities	Shareholder Loans	Total
Interest payments on financial liabilities	(521)	(612)	(3,125)	(4,257)
Lease payments	—	(5,663)	—	(5,663)
Change in Cash Flow	(521)	(6,275)	(3,125)	(9,921)

Net debt as of July 1, 2020	10,000	19,715	191,194	220,909

Additions (Disposals)	(11,041)	(12,455)	(197,444)	(220,940)
Interest expenses	521	612	3,125	4,257
Total change in liabilities	(10,520)	(11,843)	(194,319)	(216,682)

Net debt as of June 30, 2021	—	14,147	—	14,147

	Liabilities from financing activities
	Liabilities to
(in € thousands)	banks	Lease liabilities	Shareholder Loans	Total
Interest payments on financial liabilities	(386)	(612)	—	(998)
Lease payments	—	(5,425)	—	(5,425)
Change in Cash Flow	(386)	(6,037)	—	(6,423)

Net debt as of July 1, 2021	—	14,147	—	14,147

Additions (Disposals)	(772)	1,211	—	439
Interest expenses	386	612	—	998
Total change in liabilities	(386)	1,823	—	1,437

Net debt as of June 30, 2022	—	22,007	—	22,007

	Liabilities from financing activities
	Liabilities to
(in € thousands)	banks	Lease liabilities	Shareholder Loans	Total
Interest payments on financial liabilities	(43)	(2,416)	—	(2,460)
Lease payments	—	(4,059)	—	(4,059)
Change in Cash Flow	(43)	(6,475)	—	(6,518)

Net debt as of July 1, 2022	—	22,007	—	22,007

Additions (Disposals)	(86)	26,772	—	26,686
Interest expenses	43	2,417	—	2,460
Total change in liabilities	(43)	29,189	—	29,146

Net debt as of June 30, 2023	—	57,672	—	57,672